EXHIBIT 99.5

AMC ATR QM Report

QM-ATR Dilegence Report Report

Run Date - 2/25/2021 12:04:55 PM

AMC Loan ID	Customer Loan ID	Originator QM Designation	Due Diligence QM Designation	Application Date
xxxxxx	708304	N/A	N/A	xxxxxx
xxxxxx	712284	Non QM	Non QM	xxxxxx
xxxxxx	710090	Non QM	ATR Risk	xxxxxx